COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Net income from financial instruments at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Income from corporate and government securities	$ 16,522,687	$ 13,548,213	$ 8,820,689
Income from securities issued by the Argentine Central Bank	1,060,836	680,886	398,377
Derivatives	663,196	3,086,983	529,542
Total	$ 18,246,719	$ 17,316,082	$ 9,748,608